Financial Instruments-risk management (Narrative) (Details)				1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Dec. 03, 2024 USD ($)	Nov. 29, 2024 USD ($)	Nov. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) item customer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 03, 2024 ARS ($)	Jan. 31, 2023 USD ($)
Disclosure Of Financial Instruments Risk management [Line items]
Maximum issuance of debt securities						$ 500,000,000
Debt issuance term						5 years
Uncommitted credit lines							$ 262,654,000
Additional advance payment for midstream capacity		$ 4,988,000
Borrowings							514,333,000	$ 500,981,000
Interest rate swap contract [member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount				$ 50,000,000							$ 38,000,000
Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Uncommitted credit lines							160,000,000
2030 Notes | Issuance of Notes
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount	$ 550,000,000
Borrowings, interest rate	8.75%
Percentage of effective return of borrowings	8.75%
Senior notes due 2030 | Entering Into Debt Commitments [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount	$ 550,000,000
Percentage of face value or par value	100.00%
Borrowings, interest rate	8.75%
Percentage of effective return of borrowings	8.75%
Senior unsecured credit facility
Disclosure Of Financial Instruments Risk management [Line items]
Line of credit facility maximum borrowing capacity			$ 100,000,000				$ 100,000,000
Commitment fee percent			1.70%
AdCap Securities Argentina S.A.
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount		$ 10,000,000								$ 9,866,571,337
Borrowings, interest rate		3.00%								3.00%
Vitol
Disclosure Of Financial Instruments Risk management [Line items]
Proceeds from offtake and prepayment agreements				$ 152,000,000
Vitol | Offtake and prepayment agreements
Disclosure Of Financial Instruments Risk management [Line items]
Repayments of offtake and prepayment agreements					$ 126,370,000
Offtake and prepayment agreements amounts paid in kind					6,399,000
Vitol | Maximum | Offtake and prepayment agreements
Disclosure Of Financial Instruments Risk management [Line items]
Proceeds from offtake and prepayment agreements	$ 152,000,000
Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Price Decrease Additional Percentage Against Actual Price							10.00%
Price fluctuation gain (loss)							$ 24,844,000	$ 32,335,000	$ 47,330,000
Currency risk [member] | Colombian Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Revaluation Percentage Against Dollar								21.00%
Currency Devaluation Percentage Against Dollar							15.00%		21.00%
Currency risk [member] | Argentine Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar							28.00%	356.00%	72.00%
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Revaluation Percentage Against Dollar								7.00%	7.00%
Currency Devaluation Percentage Against Dollar							28.00%
Currency risk [member] | Fixed interest rate [member] | Senior notes due 2030 | Issuance of Notes
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings	$ 550,000,000
Currency risk [member] | Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar							10.00%
Foreign exchange fluctuation gain (loss)							$ 11,404,000	$ 13,971,000	$ 14,695,000
Currency risk [member] | Ifrs Scenario Plan [Member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar							10.00%
Foreign exchange fluctuation gain (loss)							$ 843,000	$ 728,000	$ 726,000
Liquidity risk [member]
Disclosure Of Financial Instruments Risk management [Line items]
Cash							$ 276,750,000
Barrels of oil equivalent per day in production | item							33,937
Percentage of total indebtedness maturing							98.00%
Interest Rate Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Other borrowings							$ 0
Interest Rate Risk [Member] | Vitol
Disclosure Of Financial Instruments Risk management [Line items]
Proceeds from offtake and prepayment agreements							152,000,000
Repayments of offtake and prepayment agreements					126,370,000
Offtake and prepayment agreements amounts paid in kind					$ 6,399,000
Post-tax profit							$ 44,000
Interest Rate Increase Additional Percentage Against Actual Interest Rate							10%
Interest Rate Risk [Member] | Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate							5.50%
Borrowings							$ 500,000,000
Interest Rate Risk [Member] | Fixed interest rate [member] | Senior notes due 2030 | Issuance of Notes
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate	8.75%
Credit Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of cash and cash equivalents in investment grade category							98.00%
Credit Risk [Member] | Third Party Supplier for Crude Oil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							1.00%	1.00%
Credit Risk [Member] | Ecuador
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							4.60%	3.00%	1.00%
Percentage of entity's production sold							100.00%
Credit Risk [Member] | Brazilian Real [Member] | Brazil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue								2.00%	2.00%
Credit Risk [Member] | Petrobras Brazil [Member] | Brazil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							0.40%
Credit Risk [Member] | Three Clients [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							89.00%	97.00%	99.00%
Credit Risk [Member] | Three Clients [Member] | Colombian subsidiary [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Concentration risk, number of customers | customer							3
Percentage of entity's revenue							95.00%	96.00%	89.00%